PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 113	$ 65
Accumulated depreciation:	22	5
Depreciated cost	91	60
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	54	19
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	19	14
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	38	32
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 2	$ 0